EQUITY (Schedule of Weighted Average Fair Value of Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Weighted average exercise prices	$ 7.12	$ 10.85	$ 10.81
Weighted average fair value on grant date	$ 2.54	$ 3.59	$ 4.02